Schedule of Reconciliation of Current Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income (loss) before income taxes	$ 758,132	$ (6,121,754)
Effective tax rate	27.00%	27.00%
Expected income tax recovery	$ 204,696	$ (1,652,874)
Change in statutory, foreign tax, foreign exchange rates, and other	(204,794)	238,194
Permanent differences	1,335,140	649,306
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	249,576
Change in unrecognized deductible temporary differences	275,708	765,374
Total	$ 1,860,326